UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LAKESHORE CAPITAL, LLC
Address: 3755 CORPORATE WOODS DRIVE, SUITE 200

         BIRMINGHAM, AL  35242

13F File Number:  28-12681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joel Conn
Title:     President
Phone:     (205)-313-9000

Signature, Place, and Date of Signing:

     /s/  Joel Conn     Birmingham, AL     July 30, 2010



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     51

Form13F Information Table Value Total:     $88,269 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Anadarko Petroleum             COM              032511107     4061   112524 SH       SOLE                   106249              6275
                                                                43     1200 SH       OTHER                     200              1000
Apache Corp                    COM              037411105     4629    54985 SH       SOLE                    52139              2846
                                                                44      525 SH       OTHER                                       525
BB&T Corporation               COM              054937107     6371   242147 SH       SOLE                   229112             13035
                                                               138     5251 SH       OTHER                    2980              2271
Berkshire Hathaway-B           COM              084670702      386     4850 SH       SOLE                     4450               400
Blackrock MuniVest Fd          COM              09253r105      166    16685 SH       SOLE                    16685
                                                               187    18850 SH       OTHER                   18850
Cenovus Energy Inc             COM              15135u109     4120   159733 SH       SOLE                   151238              8495
                                                                 5      200 SH       OTHER                     200
Chevrontexaco Corp             COM              166764100     5001    73692 SH       SOLE                    69640              4052
                                                               369     5444 SH       OTHER                     700              4744
Conocophillips                 COM              20825C104     4610    93916 SH       SOLE                    88774              5142
                                                                27      541 SH       OTHER                                       541
Duke Energy Corp               COM              26441C105     4772   298234 SH       SOLE                   282649             15585
                                                                75     4700 SH       OTHER                    2200              2500
Eagle Bancorp Inc              COM              268948106      208    17638 SH       SOLE                    17418               220
                                                                 7      563 SH       OTHER                                       563
Encana Corp                    COM              292505104     4000   131852 SH       SOLE                   124457              7395
                                                                 6      200 SH       OTHER                     200
Hewlett-Packard Co             COM              428236103     6869   158709 SH       SOLE                   150213              8496
                                                                35      800 SH       OTHER                     300               500
MDU Resources Group            COM              552690109     4858   269446 SH       SOLE                   255352             14094
                                                                78     4325 SH       OTHER                    2075              2250
Merck & Co Inc                 COM              58933Y105     3906   111691 SH       SOLE                   105377              6314
                                                                31      900 SH       OTHER                     900
Microsoft Corp                 COM              594918104     2512   109190 SH       SOLE                   103284              5906
                                                                12      500 SH       OTHER                                       500
Middleburg Financial           COM              596094102      484    34798 SH       SOLE                    34598               200
                                                                26     1900 SH       OTHER                                      1900
Nabors Industries Ltd          COM              G6359F103     3474   197175 SH       SOLE                   186950             10225
                                                                 5      300 SH       OTHER                     300
National Oilwell Varco         COM              637071101     3079    93105 SH       SOLE                    87745              5360
                                                                17      500 SH       OTHER                                       500
PNC Financial Services         COM              693475105     4963    87844 SH       SOLE                    83175              4669
                                                                67     1180 SH       OTHER                     407               773
Philip Morris Intl Inc         COM              718172109      236     5150 SH       SOLE                     5150
                                                               160     3500 SH       OTHER                                      3500
Rayonier Inc                   COM              754907103     6197   140779 SH       SOLE                   133012              7767
                                                               147     3334 SH       OTHER                    1834              1500
Ryland Group Inc               COM              783764103     1225    77440 SH       SOLE                    73090              4350
                                                                 8      500 SH       OTHER                                       500
Spectra Energy                 COM              847560109     2616   130341 SH       SOLE                   123665              6676
                                                                44     2190 SH       OTHER                    1190              1000
Stonegate Bk Ft Lauderdale     COM              861811107      117     8300 SH       SOLE                     8300
                                                                56     4000 SH       OTHER                                      4000
Torchmark Corp                 COM              891027104     2496    50410 SH       SOLE                    50410
Washington Real Estate         COM              939653101     5121   185620 SH       SOLE                   175333             10287
                                                               103     3750 SH       OTHER                    2200              1550
Washington REIT                CONV             939653AJ0      100   100000 PRN      SOLE                   100000